RELATED PARTY BALANCES AND TRANSACTIONS (Schedule Of Transaction With Related Parties) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Revenues	$ 173	$ 95	$ 56
Cost of revenues	2,160	3,561	3,343
Research And Development Expense [Member]
Related Party Transaction [Line Items]
Expenses	1,063	1,093	1,465
Selling And Marketing Expense [Member]
Related Party Transaction [Line Items]
Expenses	813	733	737
General And Administrative Expense [Member]
Related Party Transaction [Line Items]
Expenses	995	1,109	606
Purchase Of Property And Equpment [Member]
Related Party Transaction [Line Items]
Expenses	$ 224	$ 1,019	$ 51